UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
1/31/14 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value

Aerospace and defense (1.1%)

Airbus Group NV (France)	62,708	$4,449,451

Northrop Grumman Corp.	47,600	5,500,180

		9,949,631
Auto components (0.6%)

Faurecia (France)(NON)	133,552	5,271,256

		5,271,256
Automobiles (3.7%)

Mazda Motor Corp. (Japan)(NON)	878,000	4,305,354

Nissan Motor Co., Ltd. (Japan)	946,300	8,196,883

Tesla Motors, Inc.(NON)(S)	31,000	5,623,710

Toyota Motor Corp. (Japan)	172,900	10,021,668

Yamaha Motor Co., Ltd. (Japan)	402,800	5,420,867

		33,568,482
Beverages (0.8%)

Britvic PLC (United Kingdom)	640,917	7,301,466

		7,301,466
Biotechnology (1.0%)

Celgene Corp.(NON)	59,600	9,055,028

		9,055,028
Building products (1.2%)

Fortune Brands Home & Security, Inc.	128,471	5,788,903

Masco Corp.	235,300	4,978,948

		10,767,851
Capital markets (3.5%)

Blackstone Group LP (The)	223,991	7,335,705

Carlyle Group LP (The) (Partnership shares)	185,000	6,439,850

Charles Schwab Corp. (The)	268,200	6,656,724

Morgan Stanley	381,700	11,263,967

		31,696,246
Chemicals (3.5%)

Airgas, Inc.	34,400	3,551,456

Monsanto Co.	124,800	13,297,440

Solvay SA (Belgium)	35,975	5,031,469

Tronox, Ltd. Class A	196,481	4,314,723

Wacker Chemie AG (Germany)	50,014	5,954,827

		32,149,915
Commercial banks (9.0%)

Ally Financial, Inc.(NON)	607	4,795,300

Banco Espirito Santo SA (Portugal)(NON)	6,208,096	9,461,327

Bankia SA (Spain)(NON)	2,924,434	5,080,107

Barclays PLC (United Kingdom)	3,361,895	15,060,025

Commerzbank AG (Germany)(NON)	278,520	4,742,452

Credicorp, Ltd. (Peru)	45,300	5,975,976

Erste Group Bank AG (Czech Republic)	198,637	7,234,683

Grupo Financiero Banorte SAB de CV (Mexico)	806,600	5,091,459

Metro Bank PLC (acquired 1/15/14, cost $2,776,744) (Private) (United Kingdom)(F)(RES)(NON)	130,448	2,648,375

Societe Generale SA (France)	74,340	4,219,039

UniCredit SpA (Italy)	1,283,981	9,662,911

Unione di Banche Italiane SCPA (Italy)	552,073	4,031,904

Zions Bancorp.	141,200	4,059,500

		82,063,058
Commercial services and supplies (0.4%)

Regus PLC (United Kingdom)	1,073,287	3,696,366

		3,696,366
Communications equipment (0.8%)

Alcatel-Lucent ADR (France)(NON)	1,756,500	6,938,175

		6,938,175
Construction and engineering (0.5%)

Mota-Engil Africa (Rights) (Portugal)(F)(NON)	687,645	347,785

Mota-Engil SGPS SA (Portugal)	687,645	4,339,429

		4,687,214
Construction materials (1.1%)

Buzzi Unicem SpA (Italy)	220,330	4,026,504

HeidelbergCement AG (Germany)	81,352	6,061,997

		10,088,501
Consumer finance (0.7%)

Credit Saison Co., Ltd. (Japan)	269,700	6,723,362

		6,723,362
Containers and packaging (1.2%)

MeadWestvaco Corp.	146,000	5,266,220

Sealed Air Corp.	188,300	5,873,077

		11,139,297
Diversified financial services (3.4%)

Bank of America Corp.	412,000	6,901,000

CME Group, Inc.	159,700	11,939,172

Eurazeo SA (France)	50,514	3,614,883

ING Groep NV GDR (Netherlands)(NON)	646,953	8,585,845

		31,040,900
Diversified telecommunication services (0.4%)

Koninklijke (Royal) KPN NV (Netherlands)(NON)	1,050,811	3,929,974

		3,929,974
Electronic equipment, instruments, and components (0.7%)

Hitachi, Ltd. (Japan)	856,000	6,635,529

		6,635,529
Energy equipment and services (2.0%)

Ezion Holdings, Ltd. (Singapore)	5,131,200	9,042,647

Halliburton Co.	104,400	5,116,644

Petrofac, Ltd. (United Kingdom)	190,789	3,622,516

		17,781,807
Food and staples retail (0.4%)

CP ALL PCL (Thailand)	3,254,900	3,870,186

		3,870,186
Health-care equipment and supplies (0.8%)

Olympus Corp. (Japan)(NON)	123,000	3,671,821

St. Jude Medical, Inc.	57,600	3,498,048

		7,169,869
Health-care providers and services (2.0%)

Capital Senior Living Corp.(NON)	196,253	4,409,805

Catamaran Corp.(NON)	198,300	9,641,346

Emeritus Corp.(NON)	202,358	4,461,994

		18,513,145
Hotels, restaurants, and leisure (2.7%)

Grand Korea Leisure Co., Ltd. (South Korea)	103,120	3,998,206

Penn National Gaming, Inc.(NON)	343,300	4,026,909

Thomas Cook Group PLC (United Kingdom)(NON)	3,421,022	10,117,241

TUI Travel PLC (United Kingdom)	863,159	6,036,196

		24,178,552
Household durables (5.1%)

Coway Co., Ltd. (South Korea)	84,359	5,469,720

Hovnanian Enterprises, Inc. Class A(NON)(S)	895,200	5,398,056

Panasonic Corp. (Japan)	395,600	4,584,422

Persimmon PLC (United Kingdom)	204,950	4,423,721

PulteGroup, Inc.	237,100	4,817,872

Sekisui House, Ltd. (Japan)	421,000	5,908,917

Standard Pacific Corp.(NON)	414,735	3,649,668

Taylor Morrison Home Corp. Class A(NON)	204,973	4,335,179

Taylor Wimpey PLC (United Kingdom)	2,184,265	4,028,777

Techtronic Industries Co. (Hong Kong)	1,579,500	4,079,056

		46,695,388
Independent power producers and energy traders (0.5%)

NRG Energy, Inc.	145,000	4,038,250

		4,038,250
Industrial conglomerates (1.1%)

Toshiba Corp. (Japan)	2,348,000	9,927,924

		9,927,924
Insurance (4.9%)

American International Group, Inc.	253,223	12,144,575

Assured Guaranty, Ltd.	170,200	3,599,730

Genworth Financial, Inc. Class A(NON)	443,900	6,547,525

Hartford Financial Services Group, Inc. (The)	239,600	7,966,700

Prudential PLC (United Kingdom)	353,242	7,130,923

Unipol Gruppo Finanzizrio SpA (Preference) (Italy)	1,443,094	7,360,907

		44,750,360
Internet and catalog retail (1.0%)

Bigfoot GmbH (acquired 8/2/13, cost $857,248) (Private) (Brazil)(F)(RES)(NON)	39	652,776

Groupon, Inc.(NON)	409,700	4,285,462

HomeAway, Inc.(NON)	73,500	3,003,210

Zalando AG (acquired 9/30/13, cost $1,479,680) (Private) (Germany)(F)(RES)(NON)	33	1,253,907

		9,195,355
Internet software and services (5.3%)

Facebook, Inc. Class A(NON)	295,800	18,508,206

Google, Inc. Class A(NON)	14,509	17,134,694

Telecity Group PLC (United Kingdom)	451,692	5,309,132

Yahoo!, Inc.(NON)	216,900	7,812,738

		48,764,770
IT Services (2.2%)

Computer Sciences Corp.	76,400	4,615,324

Visa, Inc. Class A	73,800	15,898,734

		20,514,058
Leisure equipment and products (0.8%)

Brunswick Corp.	108,500	4,498,410

Sega Sammy Holdings, Inc. (Japan)	135,400	3,261,421

		7,759,831
Machinery (0.6%)

Volvo AB Class B (Sweden)	420,894	5,576,457

		5,576,457
Media (3.7%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(NON)	569,640	10,717,411

CBS Corp. Class B (non-voting shares)	94,900	5,572,528

DISH Network Corp. Class A(NON)	151,900	8,564,122

Global Mediacom Tbk PT (Indonesia)	24,840,500	3,763,712

Numericable SAS (France)(NON)(S)	131,072	4,960,355

		33,578,128
Multi-utilities (0.5%)

Veolia Environnement (France)	301,207	4,736,732

		4,736,732
Multiline retail (0.3%)

Mitra Adiperkasa Tbk PT (Indonesia)	5,197,000	2,319,709

		2,319,709
Oil, gas, and consumable fuels (6.3%)

BG Group PLC (United Kingdom)	330,569	5,553,772

Cabot Oil & Gas Corp.	109,400	4,373,812

Energy Transfer Equity LP	112,400	4,689,328

EXCO Resources, Inc.(S)	650,800	3,338,604

Genel Energy PLC (United Kingdom)(NON)	371,244	5,999,126

Kodiak Oil & Gas Corp.(NON)	647,300	6,867,853

Marathon Oil Corp.	284,100	9,315,639

Origin Energy, Ltd. (Australia)	276,560	3,383,601

Royal Dutch Shell PLC Class A (United Kingdom)	395,776	13,670,180

		57,191,915
Paper and forest products (0.4%)

Norbord, Inc. (Canada)	121,500	3,406,909

		3,406,909
Personal products (0.4%)

Coty, Inc. Class A	253,100	3,414,319

		3,414,319
Pharmaceuticals (5.8%)

Astellas Pharma, Inc. (Japan)	191,600	11,998,207

AstraZeneca PLC (United Kingdom)	188,093	11,930,707

Bristol-Myers Squibb Co.	143,400	7,165,698

Jazz Pharmaceuticals PLC(NON)	25,800	3,912,828

Novartis AG (Switzerland)	58,547	4,636,491

Sanofi (France)	137,891	13,538,873

		53,182,804
Professional services (0.4%)

Experian PLC (United Kingdom)	230,230	3,936,138

		3,936,138
Real estate investment trusts (REITs) (1.8%)

Altisource Residential Corp. (Virgin Islands)	111,800	3,354,000

Gaming and Leisure Properties, Inc.(NON)	118,300	4,105,010

Hibernia REIT PLC (Ireland)(NON)	5,968,000	9,095,414

		16,554,424
Real estate management and development (2.9%)

BR Malls Participacoes SA (Brazil)	450,400	2,836,871

CBRE Group, Inc. Class A(NON)	169,000	4,485,260

Forestar Group, Inc.(NON)	226,018	4,520,360

Howard Hughes Corp. (The)(NON)	39,700	4,953,369

Iguatemi Empresa de Shopping Centers SA (Brazil)	404,541	3,359,371

RE/MAX Holdings, Inc. Class A(NON)	207,357	6,046,530

		26,201,761
Semiconductors and semiconductor equipment (3.6%)

Applied Materials, Inc.	333,200	5,604,424

Lam Research Corp.(NON)	107,800	5,455,758

Micron Technology, Inc.(NON)	460,600	10,612,224

Samsung Electronics Co., Ltd. (South Korea)	9,428	11,274,667

		32,947,073
Software (1.0%)

Electronic Arts, Inc.(NON)	199,900	5,277,360

Fidessa Group PLC (United Kingdom)	108,002	4,106,601

		9,383,961
Specialty retail (3.3%)

Home Depot, Inc. (The)	75,900	5,832,915

Industria de Diseno Textil (Inditex) SA (Spain)	57,998	8,659,162

Lowe's Cos., Inc.	135,200	6,258,408

Office Depot, Inc.(NON)	932,000	4,557,480

Sears Hometown and Outlet Stores, Inc.(NON)	98,500	2,067,515

Tile Shop Holdings, Inc.(NON)(S)	209,582	2,961,394

		30,336,874
Thrifts and mortgage finance (0.8%)

Radian Group, Inc.	508,000	7,559,040

		7,559,040
Tobacco (2.4%)

Japan Tobacco, Inc. (Japan)	393,900	12,325,519

Philip Morris International, Inc.	126,000	9,845,640

		22,171,159
Trading companies and distributors (0.6%)

Mitsubishi Corp. (Japan)	281,600	5,245,031

		5,245,031
Wireless telecommunication services (1.2%)

SoftBank Corp. (Japan)	78,600	5,818,262

Vodafone Group PLC ADR (United Kingdom)	145,900	5,407,051

		11,225,313

Total common stocks (cost $784,331,568)		$898,829,493

U.S. TREASURY OBLIGATIONS (0.0%)(a)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 1 3/8s, January 15, 2020(i)	$121,807	$133,331

U.S. Treasury Notes
2s, February 15, 2013,(i)	128,000	123,214
1s, May 31, 2018(i)	113,000	111,853

Total U.S. treasury Obligations (cost $368,398)		$368,398

SHORT-TERM INVESTMENTS (3.0%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.15%(d)	18,374,778	$18,374,778

Putnam Short Term Investment Fund 0.07%(AFF)	8,095,100	8,095,100

SSgA Prime Money Market Fund zero %(P)	120,000	120,000

U.S. Treasury Bills with an effective yield of 0.13%, December 11, 2014(SEGSF)	$170,000	169,875

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.12%, November 13, 2014(SEGSF)	569,000	568,664

U.S. Treasury Bills with an effective yield of 0.11%, October 16, 2014(SEGSF)	100,000	99,956

U.S. Treasury Bills with an effective yield of 0.10%, May 29, 2014(SEGSF)	150,000	149,984

U.S. Treasury Bills with an effective yield of 0.10%, April 3, 2014	11,000	11,000

Total short-term investments (cost $27,589,063)		$27,589,357

TOTAL INVESTMENTS

Total investments (cost $812,289,029)(b)		$926,787,248

FORWARD CURRENCY CONTRACTS at 1/31/14 (aggregate face value $233,766,947) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	3/19/14	$10,127,596	$10,106,359	$(21,237)
	Hong Kong Dollar	Buy	2/19/14	7,232,347	7,244,160	(11,813)
	Japanese Yen	Sell	2/19/14	9,197,413	9,311,432	114,019
	Norwegian Krone	Sell	3/19/14	5,243,775	5,387,534	143,759
	Singapore Dollar	Sell	2/19/14	2,621,981	2,693,855	71,874
	Swedish Krona	Buy	3/19/14	1,940,876	1,946,258	(5,382)
	Swiss Franc	Buy	3/19/14	10,613,585	10,607,941	5,644
Citibank, N.A.
	Australian Dollar	Buy	4/16/14	4,370,795	4,462,635	(91,840)
	Canadian Dollar	Buy	4/16/14	831,360	867,714	(36,354)
	Danish Krone	Buy	3/19/14	3,117,249	3,133,511	(16,262)
	Euro	Sell	3/19/14	14,806,779	15,008,184	201,405
	Japanese Yen	Sell	2/19/14	2,177,424	2,353,440	176,016
Credit Suisse International
	Australian Dollar	Buy	4/16/14	5,772,477	5,893,703	(121,226)
	Canadian Dollar	Buy	4/16/14	3,477,552	3,628,082	(150,530)
	Swiss Franc	Buy	3/19/14	12,179,462	12,189,119	(9,657)
Deutsche Bank AG
	British Pound	Sell	3/19/14	4,069,641	4,043,597	(26,044)
	Canadian Dollar	Buy	4/16/14	1,930,190	2,014,105	(83,915)
	Euro	Sell	3/19/14	19,477,933	19,715,423	237,490
Goldman Sachs International
	Australian Dollar	Buy	4/16/14	850,695	868,550	(17,855)
HSBC Bank USA, National Association
	British Pound	Sell	3/19/14	7,741,095	7,610,960	(130,135)
JPMorgan Chase Bank N.A.
	British Pound	Buy	3/19/14	4,754,762	4,722,981	31,781
	British Pound	Sell	3/19/14	4,754,762	4,738,019	(16,743)
	Canadian Dollar	Buy	4/16/14	1,527,283	1,593,107	(65,824)
	Norwegian Krone	Sell	3/19/14	4,704,773	4,834,142	129,369
	Swedish Krona	Buy	3/19/14	1,618,075	1,622,988	(4,913)
State Street Bank and Trust Co.
	Canadian Dollar	Buy	4/16/14	2,588,198	2,700,592	(112,394)
	Euro	Sell	3/19/14	21,172,329	21,261,358	89,029
	Israeli Shekel	Buy	4/16/14	2,338,040	2,347,750	(9,710)
	Japanese Yen	Sell	2/19/14	11,095,232	10,921,315	(173,917)
	Norwegian Krone	Sell	3/19/14	2,933,457	3,012,052	78,595
	Swedish Krona	Buy	3/19/14	2,256,233	2,256,650	(417)
UBS AG
	British Pound	Sell	3/19/14	10,602,859	10,557,065	(45,794)
	Canadian Dollar	Buy	4/16/14	719,586	750,873	(31,287)
	Norwegian Krone	Buy	3/19/14	15,994,028	16,424,615	(430,587)
	Swiss Franc	Buy	3/19/14	8,201,105	8,091,605	109,500
WestPac Banking Corp.
	British Pound	Sell	3/19/14	6,754,415	6,719,993	(34,422)
	Canadian Dollar	Buy	4/16/14	2,036,945	2,125,280	(88,335)

Total						$(348,112)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $913,126,219.
(b)	The aggregate identified cost on a tax basis is $813,193,117, resulting in gross unrealized appreciation and depreciation of $147,357,736 and $33,763,605, respectively, or net unrealized appreciation of $113,594,131.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,555,058, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$13,240,517	$90,406,167	$95,551,584	$2,063	$8,095,100
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $17,640,944. Certain of these securities were sold prior to the close of the reporting period.
	The fund received cash collateral of $18,374,778, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,077,796 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	48.3%
	United Kingdom	13.2
	Japan	11.5
	France	5.3
	Italy	2.8
	Spain	2.7
	South Korea	2.3
	Germany	2.0
	Portugal	1.6
	Netherlands	1.4
	Ireland	1.0
	Singapore	1.0
	Czech Republic	0.8
	Brazil	0.8
	Indonesia	0.7
	Peru	0.7
	Sweden	0.6
	Mexico	0.6
	Belgium	0.6
	Switzerland	0.5
	Other	1.6

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,079,142 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $406,790.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$190,996,892	$—	$1,906,683
Consumer staples	36,757,130	—	—
Energy	74,973,722	—	—
Financials	239,145,476	4,795,300	2,648,375
Health care	87,920,846	—	—
Industrials	53,438,827	—	347,785
Information technology	125,183,566	—	—
Materials	56,784,622	—	—
Telecommunication services	15,155,287	—	—
Utilities	8,774,982	—	—
Total common stocks	889,131,350	4,795,300	4,902,843
U.S. treasury obligations	—	368,398	—
Short-term investments	8,215,100	19,374,257	—

Totals by level	$897,346,450	$24,537,955	$4,902,843

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(348,112)	$—

Totals by level	$—	$(348,112)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,388,481	$1,736,593

Total	$1,388,481	$1,736,593

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$280,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014